Fair value measurements (Tables)	6 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
Fair value of financial assets and financial liabilities carried on recurring basis
The following tables present the amounts of Nomura’s financial instruments carried at fair value on a recurring basis as of March 31, 2025 and September 30, 2025 within the fair value hierarchy.

	Billions of yen
	March 31, 2025
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Balance as of March 31, 2025
Assets:
Trading assets and private equity and debt investments (2)
Equities (3)	¥2,807	¥1,661	¥21	¥—	¥4,489
Private equity and debt investments (5)	0	2	103	—	105
Japanese government securities	2,674	—	—	—	2,674
Japanese agency and municipal securities	—	222	0	—	222
Foreign government, agency and municipal securities	4,402	2,346	6	—	6,754
Bank and corporate debt securities and loans for trading purposes	—	1,762	181	—	1,943
Commercial mortgage-backed securities (“CMBS”)	—	2	10	—	12
Residential mortgage-backed securities (“RMBS”)	—	3,335	48	—	3,383
Issued/Guaranteed by government sponsored entity	—	3,204	—	—	3,204
Other	—	131	48	—	179
Real estate-backed securities	—	137	207	—	344
Collateralized debt obligations (“CDOs”) and other (6)	—	35	42	—	77
Investment trust funds and other	470	7	3	—	480

Total trading assets and private equity and debt investments	10,353	9,509	621	—	20,483

Derivative assets (7)
Equity contracts	14	2,541	17	—	2,572
Interest rate contracts	22	12,306	100	—	12,428
Credit contracts	1	240	63	—	304
Foreign exchange contracts	0	4,330	33	—	4,363
Other contracts	3	5	3	—	11
Netting	—	—	—	(17,711)	(17,711)

Total derivative assets	40	19,422	216	(17,711)	1,967

Subtotal	¥10,393	¥28,931	¥837	¥(17,711)	¥22,450

Loans and receivables (8)	—	1,795	448	—	2,243
Collateralized agreements (9)	—	344	15	—	359
Other assets (2)
Non-trading debt securities (10)	116	352	17	—	485
Other (3)(4)(11)	211	259	275	—	745

Total	¥10,720	¥31,681	¥1,592	¥(17,711)	¥26,282

Liabilities:
Trading liabilities
Equities	¥2,757	¥18	¥1	¥—	¥2,776
Japanese government securities	2,569	—	—	—	2,569
Japanese agency and municipal securities	—	2	—	—	2
Foreign government, agency and municipal securities	2,828	754	—	—	3,582
Bank and corporate debt securities	—	217	0	—	217
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Investment trust funds and other	249	2	0	—	251

Total trading liabilities	8,403	993	1	—	9,397

Derivative liabilities (7)
Equity contracts	5	3,048	16	—	3,069
Interest rate contracts	31	11,523	94	—	11,648
Credit contracts	1	282	99	—	382
Foreign exchange contracts	—	4,148	46	—	4,194
Other contracts	1	42	7	—	50
Netting	—	—	—	(17,361)	(17,361)

Total derivative liabilities	38	19,043	262	(17,361)	1,982

Subtotal	¥8,441	¥20,036	¥263	¥(17,361)	¥11,379

Short-term borrowings (12)	¥—	¥595	¥36	¥—	¥631
Payables and deposits (13)(14)	—	311	14	—	325
Collateralized financing (9)	—	704	—	—	704
Long-term borrowings (12)(15)(16)	10	6,428	477	—	6,915
Other liabilities (17)	132	265	65	—	462

Total	¥8,583	¥28,339	¥855	¥(17,361)	¥20,416

	Billions of yen
	September 30, 2025
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Balance as of September 30, 2025
Assets:
Trading assets and private equity and debt investments (2)
Equities (3)	¥3,686	¥1,661	¥26	¥—	¥5,373
Private equity and debt investments (5)	4	1	122	—	127
Japanese government securities	3,284	—	—	—	3,284
Japanese agency and municipal securities	—	106	2	—	108
Foreign government, agency and municipal securities	5,062	2,635	5	—	7,702
Bank and corporate debt securities and loans for trading purposes	—	1,820	169	—	1,989
Commercial mortgage-backed securities (“CMBS”)	—	0	0	—	0
Residential mortgage-backed securities (“RMBS”)	—	3,038	17	—	3,055
Issued/Guaranteed by government sponsored entity	—	2,889	—	—	2,889
Other	—	149	17	—	166
Real estate-backed securities	—	201	202	—	403
Collateralized debt obligations (“CDOs”) and other (6)	—	35	34	—	69
Investment trust funds and other	412	24	9	—	445

Total trading assets and private equity and debt investments	12,448	9,521	586	—	22,555

Derivative assets (7)
Equity contracts	0	2,908	13	—	2,921
Interest rate contracts	15	13,142	95	—	13,252
Credit contracts	1	286	65	—	352
Foreign exchange contracts	1	4,021	33	—	4,055
Other contracts	2	3	10	—	15
Netting	—	—	—	(18,359)	(18,359)

Total derivative assets	19	20,360	216	(18,359)	2,236

Subtotal	¥12,467	¥29,881	¥802	¥(18,359)	¥24,791

Loans and receivables (8)	12	2,092	494	—	2,598
Collateralized agreements (9)	—	289	15	—	304
Other assets (2)
Non-trading debt securities (10)	184	385	24	—	593
Other (3)(4)(11)	281	144	392	—	817

Total	¥12,944	¥32,791	¥1,727	¥(18,359)	¥29,103

Liabilities:
Trading liabilities
Equities	¥2,883	¥39	¥0	¥—	¥2,922
Japanese government securities	2,432	—	—	—	2,432
Japanese agency and municipal securities	—	0	—	—	0
Foreign government, agency and municipal securities	3,875	1,390	—	—	5,265
Bank and corporate debt securities	—	206	0	—	206
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDOs”) and other (6)	—	0	0	—	0
Investment trust funds and other	182	0	—	—	182

Total trading liabilities	9,372	1,635	0	—	11,007

Derivative liabilities (7)
Equity contracts	0	4,181	31	—	4,212
Interest rate contracts	21	12,152	117	—	12,290
Credit contracts	2	334	111	—	447
Foreign exchange contracts	—	3,579	46	—	3,625
Other contracts	3	30	13	—	46
Netting	—	—	—	(18,203)	(18,203)

Total derivative liabilities	26	20,276	318	(18,203)	2,417

Subtotal	¥9,398	¥21,911	¥318	¥(18,203)	¥13,424

Short-term borrowings (12)	—	661	50	—	711
Payables and deposits (13)(14)	—	306	13	—	319
Collateralized financing (9)	—	662	—	—	662
Long-term borrowings (12)(15)(16)	10	7,022	469	—	7,501
Other liabilities (17)	172	159	130	—	461

Total	¥9,580	¥30,721	¥980	¥(18,203)	¥23,078

———————
(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives assets or liabilities.
(2)
Investments that are carried at fair value using NAV per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2025 and September 30, 2025, the fair values of these investments which are included in
Trading assets and private equity and debt investments
were ¥73 billion and ¥85 billion, respectively. As of March 31, 2025 and September 30, 2025, the fair values of these investments which are included in
Other assets
were ¥3 billion and ¥5 billion, respectively.

(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)
Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of ¥72,184 million and ¥26,217 million, respectively, as of March 31, 2025 and ¥79,893 million and ¥26,129 million, respectively, as of September 30, 2025.

(5)
Private equity and debt investments
include minority private equity and venture capital equity investments and other junior debt investments such as mezzanine debt held for non-trading
purposes, and
post-IPO
investments. These investments also include equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.

(6)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(7)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(8)	Includes loans and receivables for which the fair value option has been elected.
(9)	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
(10)	Includes non-trading debt securities for which the fair value option has been elected.
(11)	Includes non-financial assets carried at fair value on a recurring basis using similar valuation methodologies to those used for financial instruments.
(12)	Includes structured notes for which the fair value option has been elected.
(13)	Includes deposits received at banks for which the fair value option has been elected
(14)
Includes embedded derivatives bifurcated from deposits received at banks. Deposits are adjusted for fair value changes in corresponding embedded derivatives for presentation in the consolidated balance sheets.

(15)
Includes embedded derivatives bifurcated from issued structured notes. Structured notes are adjusted for fair value changes in corresponding embedded derivatives for presentation in the consolidated balance sheets.

(16)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(17)	Includes loan commitments for which the fair value option has been elected.

Schedule of quantitative and qualitative information regarding significant unobservable inputs and assumptions for certain level 3 financial instruments

	March 31, 2025
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Assets:
Trading assets and private equity and debt investments
Equities	¥21	DCF/Option models	Credit spreads	2.5%	2.5%	Lower fair value	Not applicable

Private equity and debt investments	103	DCF	WACC Growth rates Credit spreads Liquidity discounts	5.8 - 17.3% 0.0 - 2.0% 7.9 - 11.0% 5.0 - 30.0%	11.6% 1.2% 9.4% 16.0%	Lower fair value Higher fair value Lower fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Liquidity discounts	7.8 - 16.2 x 10.6 - 28.4 x 5.0 - 20.0%	10.0 x 15.2 x 9.6%	Higher fair value Higher fair value Lower fair value	No predictable interrelationship

Foreign government, agency and municipal securities	6	DCF	Credit spreads Recovery rates	0.0 - 2.4% 3.4 - 18.0%	1.1% 14.4%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	181	DCF	Credit spreads Recovery rates	0.0 - 227.0% 0.0 - 100.0%	14.3% 79.8%	Lower fair value Higher fair value	No predictable interrelationship

Commercial mortgage-backed securities (“CMBS”)	10	DCF	Yields Loss severities	21.1% 65.0%	21.1% 65.0%	Lower fair value Lower fair value	No predictable interrelationship

Residential mortgage-backed securities (“RMBS”)	48	DCF	Yields Prepayment rates Loss severities	21.5 - 62.2% 12 .0 - 15.0% 0.0 - 100.0%	41.6% 13.5% 50.4%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	207	DCF	Loss severities	0.0 - 16.9%	2.3%	Lower fair value	Not applicable

Collateralized debt obligations (“CDOs”) and other	42	DCF	Yields Prepayment rates Default probabilities Loss severities Credit spreads	4.0 - 50.0% 20.0% 2.0% 62.9 - 100.0% 0.1 - 16.9%	13.6% 20.0% 2.0% 87.7% 4.7%	Lower fair value Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

Investment trust funds and other	3	DCF	Liquidity discounts	1.5 - 2.9%	2.1%	Lower fair value	Not applicable

	March 31, 2025
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)

Derivatives, net:
Equity contracts	¥1	Option models	Dividend yield Volatilities Correlations	0.0 - 16.6% 3.5 - 99.4% (0.85) - 0.99	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	6	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.9 - 4.5% 9.8 - 13.3% 41.0 - 261.7 bp (1.00) - 0.99	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(36)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 - 132.2% 1.0 - 90.0% 45.9 - 51.9% 0.00 - 0.85	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	(13)	Option models	Volatilities Correlations	1.6 - 18.8% 0.29 - 0.70	— —	Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	448	DCF	Credit spreads Recovery rates	0.0 - 193.2% 66.7 - 100.0%	9.9% 95.1%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	15	DCF	Repo rate	6.4%	6.4%	Lower fair value	Not applicable

Other assets
Non-trading debt securities	17	DCF	Credit spreads	5.2 - 14.4%	7.3%	Lower fair value	Not applicable

Other (7)(8)	275	DCF	WACC Growth rates	10.6% 3.0%	10.6% 3.0%	Lower fair value Higher fair value	No predictable interrelationship

		Market multiples	Liquidity discounts	25.0%	25.0%	Lower fair value	Not applicable

Liabilities:
Short-term borrowings	36	DCF/ option models	Volatilities Correlations	5.0 - 51.5% (0.72) - 0.96	— —	Higher fair value Higher fair value	No predictable interrelationship

Payable and deposits	14	DCF/ option models	Volatilities Correlations	9.8 - 10.6% 0.40 - 0.98	— —	Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	477	DCF	Loss severities	12.7 - 99.5%	79.8%	Lower fair value	Not applicable

		DCF/ option models	Volatilities Volatilities Correlations	5.0 - 51.5% 44.1 - 67.9 bp (1.00) - 0.99	— — —	H igher fair value Higher fair value Higher fair value	No predictable interrelationship

Other liabil itie s	65	DCF	Credit spreads Recovery rates	0.8 - 7.1% 91.0 - 99.5%	1.0% 93.8%	Lower fair value Higher fair value	No predictable interrelationship

	September 30, 2025
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in s ign ificant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Assets:
Trading assets and private equity and debt investments
Equities	¥26	DCF/ Option models	Credit spreads	1.6%	1.6%	Lower fair value	Not applicable

Private equity and debt investments	122	DCF	WACC Growth rates Credit spreads Liquidity discounts	12.9 - 15.1% 0.0 - 2.0% 7.9 - 10.9% 20.0 - 30.0%	14.1% 1.3% 9.8% 22.8%	Lower fair value Higher fair value Lower fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Liquidity discounts	7.5 - 18.5 x 11.7 - 32.3 x 10.0 - 20.0%	10.9 x 19.1 x 12.8%	Higher fair value Higher fair value Lower fair value	No predictable interrelationship

Foreign government, agency and municipal securities	5	DCF	Credit spreads Recovery rates	0.0 - 2.9% 12.5 - 18.0%	1.1% 13.9%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	169	DCF	Credit spreads Recovery rates	0.0 - 55.5% 0.0 - 100.0%	7.1% 79.0%	Lower fair value Higher fair value	No predictable interrelationship

Residential mortgage-backed securities (“RMBS”)	17	DCF	Yields Prepayment rates Loss severities	21.5% 15.0% 0.0 - 100.0%	21.5% 15.0% 8.9%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	202	DCF	Loss severities	0.0 - 27.3%	0.5%	Lower fair value	Not applicable

Collateralized debt obligations (“CDOs”) and other	34	DCF	Yields Prepayment rates Default probabilities Loss severities Credit spreads	8.0 - 28.0% 20.0% 2.0% 0.0 - 100.0% 0.2 - 20.7%	14.5% 20.0% 2.0% 43.8% 7.2%	Lower fair value Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

Investment trust funds and other	9	DCF	Liquidity discounts	2.0 - 9.8%	3.4%	Lower fair value	Not applicable

	September 30, 2025
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)

Derivatives, net:
Equity contracts	¥(18)	Option models	Dividend yield Volatilities Correlations	0.0 - 13.2% 3.5 - 82.4% (0.85) - 0.99	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	(22)	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.6 - 4.7% 9.7 - 13.1% 40.4 - 193.4 bp (1.00) - 1.00	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit cont rac ts	(46)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 - 90.7% 1.0 - 90.0% 36.9 - 60.0% 0.30 - 0.85	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	(13)	Option models	Volatilities Correlations	1.8 - 15.1% 0.30 - 0.70	— —	Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	494	DCF	Credit spreads Recovery rates	0.0 - 55.5% 40.0 - 100.0%	6.5% 98.3%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	15	DCF	Repo rate	6.3%	6.3%	Lower fair value	Not applicable

Other assets
Non-trading debt securities	24	DCF	Credit spreads	5.1 - 81.3%	8.0%	Lower fair value	Not applicable

Other (7)(8)	392	DCF	WACC Growth rates Cre dit sp rea ds	9.9% 3.0% 0.7 - 21.8%	9.9% 3.0% 8.3%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	Liquidity discounts	25.0%	25.0%	Lower fair value	Not applicable

		Option models	Dividend yield Volatilities	2.2% 23.0%	2.2% 23.0%	Higher fair value Higher fair value	No predictable interrelationship

Liabilities:
Trading liabilities
Short-term borrowings	50	DCF/ option models	Volatilities Correlations	11.7 - 63.7% (0.75) - 0.96	— —	Higher fair value Higher fair value	No predictable interrelationship

Payable and deposits	13	DCF/ option models	Volatilities Correlations	9.7 - 10.8% 0.40 - 0.98	— —	Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	469	DCF	Loss severities	14.4 - 18.4%	15.3%	Lower fair value	Not applicable

		DCF/ option models	Volatilities Volatilities Correlations	9.7 - 63.7% 56.9 - 67.9 bp (1.00) - 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Other liabilities	130	DCF	Credit spreads Recovery rates	0.7 - 7.2% 91.0 - 99.5%	1.0% 94.3%	Higher fair value Higher fair value	No predictable interrelationship

(1)
Range information is provided in percentages,
coefficients
and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.

(2)	Weighted average information for non-derivatives is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)	Nomura has not provided weighted average information for derivatives as unlike cash products the risk on such products is distinct from the balance sheet value and is subject to netting.
(4)
The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.

(5)
The impact of an increase in the significant unobservable valuation input on the fair value measurement for a derivative assumes Nomura is long risk to the input (such as being long volatility). Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.

(6)
Consideration of the interrelationships between significant unobservable valuation inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.

(7)	Valuation techniques and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated bala nc e sheets.
(8)	Includes non-financial assets carried at fair value on a recurring basis.

Increases and decreases of Level 3 assets and liabilities measured at fair value on recurring basis unrealized and realized gain/losses included in revenue
For the six months ended September 30, 2024 and 2025, gains and losses related to Level 3 assets and liabilities did not have a material impact on Nomura’s liquidity and capital resources management.

	Billions of yen
	Six months ended September 30, 2024
	Beginning balance as of six months ended September 30, 2024	Total gains (losses) recognized in net revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)(6)	Balance as of six months ended September 30, 2024
Assets:
Trading assets and private equity and debt investments
Equities	¥8	¥0	¥—	¥1	¥(4)	¥—	¥0	¥2	¥(1)	¥6
Private equity and debt investments	80	2	—	18	(3)	—	0	—	—	97
Japanese agency and municipal securities	0	—	—	—	0	—	—	—	—	0
Foreign government, agency and municipal securities	3	0	—	3	(3)	—	0	3	(3)	3
Bank and corporate debt securities and loans for trading purposes	173	(1)	—	186	(199)	—	(8)	31	(5)	177
Commercial mortgage-backed securities (“CMBS”)	0	2	—	4	(2)	—	—	7	—	11
Residential mortgage-backed securities (“RMBS”)	35	3	—	10	(5)	—	(2)	2	(4)	39
Real estate-backed securities	122	5	—	176	(127)	—	(8)	—	—	168
Collateralized debt obligations (“CDOs”) and other	46	(3)	—	42	(35)	—	0	—	(16)	34
Investment trust funds and other	3	0	—	52	(51)	—	0	0	—	4

Total trading assets and private equity and debt investments	470	8	—	492	(429)	—	(18)	45	(29)	539

Derivatives, net (3)
Equity contracts	5	(1)	—	—	—	(1)	0	1	0	4
Interest rate contracts	32	(18)	—	—	—	(8)	(1)	(3)	2	4
Credit contracts	(46)	(30)	—	—	—	33	3	(3)	3	(40)
Foreign exchange contracts	3	(5)	—	—	—	(3)	0	2	(4)	(7)

Total derivatives, net	(6)	(54)	—	—	—	21	2	(3)	1	(39)

Subtotal	¥464	¥(46)	¥—	¥492	¥(429)	¥21	¥(16)	¥42	¥(28)	¥500

Loans and receivables	291	8	—	116	(89)	—	(27)	126	(17)	408
Collateralized agreements	12	0	—	2	—	—	(1)	—	1	14
Other assets
Non-Trading Debt Securities	21	0	—	—	(4)	—	0	—	—	17
Other	253	43	—	33	(5)	—	(17)	0	(28)	279

Total	¥1,041	¥5	¥—	¥643	¥(527)	¥21	¥(61)	¥168	¥(72)	¥1,218

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥0	¥0	¥—	¥0	¥0	¥0	¥0
Foreign government, agency and municipal securities	—	—	—	—	—	—	—	—	—	—
Bank and corporate debt securities	1	0	—	1	(2)	—	0	0	0	0
Collateralized debt obligations (“CDOs”) and other	—	—	—	0	0	—	0	—	0	—
Investment trust funds and other	0	0	—	0	0	—	0	—	—	0

Total trading liabilities	¥1	¥0	¥—	¥1	¥(2)	¥—	¥0	¥0	¥0	¥0

Short-term borrowings	23	0	0	46	(11)	—	0	0	(8)	50
Payables and deposits	15	0	0	0	—	—	—	2	(3)	14
Long-term borrowings	474	2	4	150	(112)	—	(2)	8	(24)	488
Other liabilities	44	0	—	44	(9)	—	(3)	0	0	76

Total	¥557	¥2	¥4	¥241	¥(134)	¥—	¥(5)	¥10	¥(35)	¥628

	Billions of yen
	Six months ended September 30, 2025
	Beginning balance as of six months ended September 30, 2025	Total gains (losses) recognized in net revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)(6)	Balance as of six months ended September 30, 2025
Assets:
Trading assets and private equity and debt investments
Equities	¥21	¥(1)	¥—	¥12	¥(6)	¥—	¥0	¥3	¥(3)	¥26
Private equity and debt investments	103	5	—	52	(26)	—	0	1	(13)	122
Japanese agency and municipal securities	0	0	—	2	0	—	—	—	—	2
Foreign government, agency and municipal securities	6	0	—	2	(4)	—	0	4	(3)	5
Bank and corporate debt securities and loans for trading purposes	181	(1)	—	67	(98)	—	1	29	(10)	169
Commercial mortgage-backed securities (“CMBS”)	10	0	—	0	(10)	—	—	—	0	0
Residential mortgage-backed securities (“RMBS”)	48	(2)	—	0	(30)	—	0	1	—	17
Real estate-backed securities	207	2	—	249	(255)	—	(1)	—	—	202
Collateralized debt obligations (“CDOs”) and other	42	(2)	—	22	(28)	—	0	—	—	34
Investment trust funds and other	3	0	—	35	(29)	—	0	2	(2)	9

Total trading assets and private equity and debt investments	621	1	—	441	(486)	—	0	40	(31)	586

Derivatives, net (3)
Equity contracts	1	(11)	—	—	—	9	0	(14)	(3)	(18)
Interest rate contracts	6	(3)	—	—	—	(21)	3	14	(21)	(22)
Credit contracts	(36)	(4)	—	—	—	(10)	(1)	13	(8)	(46)
Foreign exchange contracts	(13)	(2)	—	—	—	3	0	0	(1)	(13)
Other contracts	(4)	1	—	—	—	0	(2)	2	—	(3)

Total derivatives, net	(46)	(19)	—	—	—	(19)	0	15	(33)	(102)

Subtotal	¥575	¥(18)	¥—	¥441	¥(486)	¥(19)	¥0	¥55	¥(64)	¥484

Loans and receivables	448	14	—	95	(125)	—	0	91	(29)	494
Collateralized agreements	15	0	—	—	—	—	0	—	—	15
Other assets
Non-Trading Debt Securities	17	1	—	4	(2)	—	0	4	—	24
Other (7)	275	56	—	64	(2)	—	0	0	(1)	392

Total	¥1,330	¥53	¥—	¥604	¥(615)	¥(19)	¥0	¥150	¥(94)	¥1,409

Liabilities:
Trading liabilities
Equities	¥1	¥0	¥—	¥0	¥0	¥—	¥0	¥0	¥(1)	¥0
Bank and corporate debt securities	0	0	—	0	0	—	0	0	—	0
Collateralized debt obligations (“CDOs”) and other	0	(1)	—	0	(1)	—	0	—	—	0
Investment trust funds and other	0	—	—	—	0	—	0	—	—	—

Total trading liabilities	¥1	¥(1)	¥—	¥0	¥(1)	¥—	¥0	¥0	¥(1)	¥0

Short-term borrowings	36	(1)	0	40	(23)	—	0	1	(5)	50
Payables and deposits	14	1	0	—	—	—	—	—	—	13
Long-term borrowings	477	(15)	(1)	63	(73)	—	0	17	(31)	469
Other liabilities	65	0	—	68	(3)	—	0	1	(1)	130

Total	¥593	¥(16)	¥(1)	¥171	¥(100)	¥—	¥0	¥19	¥(38)	¥662

(1)
Includes gains and losses reported primarily within
Net gain on trading, Gain on private equity and debt investments, and also within
Gain (Loss) on investments in equity securities, Revenue
—
Other
and
Non-interest
expenses
—
Other,
Interest and dividends
and
Interest expense
in the consolidated statements of income.

(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(4)	Amounts of gains and losses on these transfers which were recognized in the period when the Transfers into Level 3 occurred were not significant for the six months ended September 30, 2024 and 2025.
(5)
Transfers into Level
 3
indicate certain valuation inputs of a financial instrument become unobservable or significant.
Transfers out of Level
 3
indicate certain valuation inputs of a financial instrument become observable or insignificant. See “
Quantitative and qualitative information regarding significant unobservable valuation inputs”
above for the valuation inputs of each financial instruments.

(6)
Transfers out of Level
 3
include financial instruments that moved out of level 3 by application of measurement alternative. See Note 6 “
Non-trading
investments
” for further information of financial instruments under the measurement alternative.

(7)	Includes non-financial assets carried at fair value on a recurring basis.

Fair value, level 3 assets and liabilities measured on recurring basis, unrealized gains (losses)
The following table presents the amounts of unrealized gains (losses) for the six months ended September 30, 2024 and 2025, relating to those financial instruments which Nomura classified in Level 3 within the fair value hierarchy and that were still held by Nomura at the relevant consolidated balance sheet date.

	Billions of yen
	Six months ended September 30
	2024	2025
	Unrealized gains / (losses) (1)
Assets:
Trading assets and private equity and debt investments
Equities	¥0	¥0
Private equity and debt investments	0	(1)
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	(1)	(1)
Commercial mortgage-backed securities (“CMBS”)	7	0
Residential mortgage-backed securities (“RMBS”)	3	(2)
Real estate-backed securities	5	2
Collateralized debt obligations (“CDOs”) and other	(3)	(2)
Investment trust funds and other	0	0

Total trading assets and private equity and debt investments	11	(4)

Derivatives, net (2)
Equity contracts	(2)	(7)
Interest rate contracts	(31)	(26)
Credit contracts	(32)	(15)
Foreign exchange contracts	(5)	(2)
Other contracts	—	1

Total derivatives, net	(70)	(49)

Subtotal	¥(59)	¥(53)

Loans and receivables	5	12
Collateralized agreements	0	0
Other assets
Non-Trading debt Securities	0	1
Other (3)	42	56

Total	¥(12)	¥16

Liabilities:
Trading liabilities
Equities	¥0	¥0
Bank and corporate debt securities	0	0

Total trading liabilities	¥0	¥0

Short-term borrowings (4)	1	0
Payables and deposits (4)	0	1
Long-term borrowings (4)	13	(7)
Other liabilities	0	0

Total	¥14	¥(6)

(1)
Includes gains and losses reported within
Net gain on trading, Gain on private equity and debt investments,
Gain (loss) on investments in equity securities, Revenue
—
Other,
Non-interest
expenses
—
Other, Interest and dividends
and
Interest expense
in the consolidated statements of income.

(2)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(3)	Includes non-financial assets carried at fair value on a recurring basis.
(4)
Includes unrealized gains and losses of ¥5 billion and ¥(1) billion for the six months ended September 30, 2024 and 2025, recognized in
Other comprehensive income (loss)
for recurring Level 3 fair value measurements held at the end of the reporting period.

Information on investments where net asset value per share is calculated
The following tables present information on these investments where NAV per share is calculated or disclosed as of March 31, 2025 and September 30, 2025. Investments are presented by major category relevant to the nature of Nomura’s business and risks

	Billions of yen
	March 31, 2025
	Fair value	Unfunded commitments (1)	Redemption frequency (if currently eligible) (2)	Redemption notice (3)
Hedge funds	¥11	¥4	Monthly	Same day-30 days
Venture capital funds	19	3	—	—
Private equity funds	43	10	—	—
Real estate funds	4	0	—	—

Total	¥77	¥17

	Billions of yen
	September 30, 2025
	Fair value	Unfunded commitments (1)	Redemption frequency (if currently eligible) (2)	Redemption notice (3)
Hedge funds	¥14	¥3	Monthly	Same day-30 days
Venture capital funds	20	3	—	—
Private equity funds	53	9	—	—
Real estate funds	4	0	—	—

Total	¥91	¥15

(1)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(2)	The frequency with which Nomura is permitted to redeem investments.
(3)	The range in prior notice period for redemption.

Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option
The following table presents gains (losses) due to changes in fair value for financial instruments carried at fair value using the fair value option for the six months ended September 30, 2024 and 2025.

	Billions of yen
	Six months ended September 30
	2024	2025
	Gains / (Losses) (1)
Assets:
Trading assets and private equity and debt investments (2)
Trading assets	¥5	¥6
Private equity and debt investments	2	1
Loans and receivables	23	(1)
Collateralized agreements (3)	10	4
Other assets (2)(4)	47	55

Total	¥87	¥65

Liabilities:
Short-term borrowings (5)	¥97	¥17
Payables and deposits	(2)	26
Collateralized financing (3)	(18)	(15)
Long-term borrowings (5)(6)	(112)	(145)
Other liabilities (7)	(3)	(15)

Total	¥(38)	¥(132)

(1)	Includes gains and losses reported primarily within Revenue—Net gain on trading and Revenue — Other in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes reverse repurchase and repurchase agreements.
(4)	Include non-trading debt securities.
(5)	Includes structured notes and other financial liabilities.
(6)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(7)	Includes unfunded written loan commitments.

Schedule of impact of changes in its own creditworthiness on certain financial liabilities

	Billions of yen
	Six months ended or as of September 30
	2024	2025
Changes recognized as a credit (debit) to other comprehensive income (loss)	¥13	¥(49)
Credit (debit) Amounts reclassified to earnings	—	(1)
Cumulative credit balance recognized in accumulated other comprehensive income	69	29

Geographic allocations of trading assets related to government, agency, municipal securities

	Billions of yen
	March 31, 2025
	Japan	U.S.	EU & U.K.	Other	Total (1)
Government, agency and municipal securities	¥2,896	¥2,629	¥2,655	¥1,470	¥9,650

	Billions of yen
	September 30, 2025
	Japan	U.S.	EU & U.K.	Other	Total (1)
Government, agency and municipal securities	¥3,392	¥3,362	¥2,939	¥1,401	¥11,094

(1)
Other than above, there were ¥313 billion and ¥501 billion of government, agency and municipal securities reported within
Other assets
—
Non-trading
debt securities
in the consolidated balance sheets as of March 31, 2025 and September 30, 2025, respectively. These securities are primarily Japanese government, agency and municipal securities.

Carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument
The following tables present carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument as of March 31, 2025 and September 30, 2025.

	Billions of yen
	March 31, 2025 (1)
	Carrying value	Fair value	Fair value by level
			Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥4,424	¥4,424	¥4,424	¥—	¥—
Time deposits	642	642	—	642	—
Deposits with stock exchanges and other segregated cash	448	448	—	448	—
Loans receivable (2)	6,022	6,020	—	3,436	2,584
Securities purchased under agreements to resell	14,005	14,005	—	13,991	14
Securities borrowed	4,659	4,659	—	4,659	—

Total	¥30,200	¥30,198	¥4,424	¥23,176	¥2,598

Liabilities:
Short-term borrowings	¥1,117	¥1,117	¥—	¥1,081	¥36
Deposits received at banks	3,106	3,106	—	3,092	14
Securities sold under agreements to repurchase	16,288	16,288	—	16,288	—
Securities loaned	1,965	1,965	—	1,965	—
Other secured borrowings	393	393	—	393	—
Long-term borrowings	13,374	13,385	10	12,879	496

Total	¥36,243	¥36,254	¥10	¥35,698	¥546

	Billions of yen
	September 30, 2025 (1)
	Carrying value	Fair value	Fair value by level
			Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥5,867	¥5,867	¥5,867	¥—	¥—
Time deposits	567	567	—	567	—
Deposits with stock exchanges and other segregated cash	397	397	—	397	—
Loans receivable (2)	6,430	6,429	—	3,774	2,655
Securities purchased under agreements to resell	13,401	13,401	—	13,387	14
Securities borrowed	4,427	4,427	—	4,427	—

Total	¥31,089	¥31,088	¥5,867	¥22,552	¥2,669

Liabilities:
Short-term borrowings	¥1,222	¥1,222	¥—	¥1,172	¥50
Deposits received at banks	3,288	3,288	—	3,275	13
Securities sold under agreements to repurchase	15,626	15,626	—	15,626	—
Securities loaned	2,193	2,193	—	2,193	—
Other secured borrowings	369	369	—	369	—
Long-term borrowings	14,408	14,444	10	13,946	488

Total	¥37,106	¥37,142	¥10	¥36,581	¥551

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting relevant allowances for current expected credit losses.

Equity securities subject to contractual sale restrictions
The following table presents a summary of equity securities primarily reported within
Other assets—Other
in consolidated balance sheet which are subject to contractual sale restrictions as of March 31, 2025 and September 30, 2025.

	Millions of yen
	March 31, 2025
	Fair value	Remaining duration
		Less than 1 year	1 to 5 years	More than 5 years
Restriction on transfer	¥200,658	¥9	¥200,621	¥28
Consent from third parties	7,806	18	—	7,788
Others	2,148	—	—	2,148

Total	¥210,612	¥27	¥200,621	¥9,964

	Millions of yen
	September 30, 2025
	Fair value	Remaining duration
		Less than 1 year	1 to 5 years	More than 5 years
Restriction on transfer	¥252,729	¥252,729	¥—	¥—
Consent from third parties	10,195	1,688	—	8,507
Others	2,249	—	—	2,249

Total	¥265,173	¥254,417	¥—	¥10,756

(1)	No specific conditions could cause a lapse in the sale restrictions as disclosed above.